Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	¥ 2,522	$ 355	¥ 2,429
Impairment of property, plant and equipment	¥ (1,896)	$ (267)